UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09357

                            JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2006 - March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS



JNLNY VARIABLE FUND I LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
MARCH 31, 2006

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)
COMMON STOCKS - 99.7%
AUTO PARTS & EQUIPMENT - 4.7%
  Autoliv Inc.                                                                 20          $1,120


BEVERAGES - 3.8%
  Anheuser-Busch Cos. Inc.                                                     21             895


BUILDING MATERIALS - 4.1%
  Masco Corp.                                                                  30             967


COMMERCIAL SERVICES - 3.8%
  Cendant Corp.                                                                52             904


DISTRIBUTION & WHOLESALE - 3.8%
  Genuine Parts Co.                                                            20             897


ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
  Hubbell Inc. - Class B                                                       20           1,021


ENTERTAINMENT - 4.3%
  Warner Music Group Corp.                                                     47           1,012


ENVIRONMENTAL CONTROL - 4.4%
  Waste Management Inc.                                                        30           1,045


FOOD - 11.2%
  General Mills Inc.                                                           18             926
  JM Smucker Co.                                                               20             811
  Kellogg Co.                                                                  21             915
                                                                                            2,652
FOREST PRODUCTS & PAPER - 8.0%
  International Paper Co.                                                      27             924
  Weyerhaeuser Co.                                                             14             982
                                                                                            1,906
HAND & MACHINE TOOLS - 3.8%
  Snap-On Inc.                                                                 24             912


HOUSEHOLD PRODUCTS - 3.7%
  Kimberly-Clark Corp.                                                         15             871


MANUFACTURING - 4.0%
  Leggett & Platt Inc.                                                         39             954


MEDIA - 7.8%
  Dow Jones & Co. Inc. (c)                                                     25             995
  New York Times Co. - Class A (c)                                             34             860
                                                                                            1,855
OFFICE & BUSINESS EQUIPMENT - 3.8%
  Pitney Bowes Inc.                                                            21             913


OFFICE FURNISHINGS - 4.0%
  Avery Dennison Corp.                                                         16             952


PACKAGING & CONTAINERS - 4.3%
  Bemis Co.                                                                    32           1,018


PHARMACEUTICALS - 7.8%
  Abbott Laboratories                                                          23             967
  Eli Lilly & Co.                                                              16             882
                                                                                            1,849
RETAIL - 4.1%
  Limited Brands                                                               40             984


TELECOMMUNICATIONS - 3.9%
  Alltel Corp.                                                                 14             925

  Total Common Stocks (cost $23,150)                                                       23,652

SHORT TERM INVESTMENTS - 4.9%
MONEY MARKET FUNDS - 0.2%
  JNL Money Market Fund, 4.62% (a) (d)                                         54              54


SECURITIES LENDING COLLATERAL - 4.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                    1,109           1,109

  Total Short Term Investments (cost $1,163)                                                1,163

TOTAL INVESTMENTS - 104.6% (COST $24,313)                                                  24,815

OTHER ASSETS AND LIABILITIES, NET -  (4.6%)                                               (1,086)

TOTAL NET ASSETS - 100%                                                                   $23,729

JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND (NY)
COMMON STOCKS - 99.5%
AUTO MANUFACTURERS - 10.4%
  General Motors Corp. (c)                                                     85          $1,800


CHEMICALS - 9.4%
  EI Du Pont de Nemours & Co. (c)                                              39           1,632


DIVERSIFIED FINANCIAL SERVICES - 19.3%
  Citigroup Inc.                                                               34           1,600
  JPMorgan Chase & Co.                                                         41           1,725
                                                                                            3,325
MANUFACTURING - 9.4%
  General Electric Corp.                                                       47           1,631


PHARMACEUTICALS - 20.7%
  Merck & Co. Inc.                                                             52           1,821
  Pfizer Inc.                                                                  70           1,756
                                                                                            3,577
TELECOMMUNICATIONS - 21.3%
  AT&T Inc.                                                                    67           1,815
  Verizon Communications Inc.                                                  55           1,859
                                                                                            3,674
TOBACCO - 9.0%
  Altria Group Inc.                                                            22           1,558

  Total Common Stocks (cost $16,836)                                                       17,197

SHORT TERM INVESTMENTS - 20.5%
MONEY MARKET FUNDS - 0.1%
  JNL Money Market Fund, 4.62% (a) (d)                                         22              22


SECURITIES LENDING COLLATERAL - 20.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                    3,523           3,523

  Total Short Term Investments (cost $3,545)                                                3,545

TOTAL INVESTMENTS - 120.0% (COST $20,381)                                                  20,742

OTHER ASSETS AND LIABILITIES, NET -  (20.0%)                                              (3,459)

TOTAL NET ASSETS - 100%                                                                   $17,283

JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND (NY)
COMMON STOCKS - 98.7%
AUTO MANUFACTURERS - 5.2%
  General Motors Corp.                                                         19            $410


BANKS - 34.5%
  BB&T Corp.                                                                    9             350
  Colonial BancGroup Inc.                                                      16             393
  Comerica Inc.                                                                 7             383
  KeyCorp                                                                      11             419
  National City Corp.                                                          11             389
  Regions Financial Corp.                                                      11             386
  SunTrust Banks Inc.                                                           5             375
                                                                                            2,695
ELECTRIC - 24.0%
  Energy East Corp.                                                            16             399
  Entergy Corp.                                                                 5             376
  FirstEnergy Corp.                                                             8             374
  Northeast Utilities                                                          19             372
  Pinnacle West Capital Corp.                                                   9             354
                                                                                            1,875
FOREST PRODUCTS & PAPER - 4.7%
  MeadWestvaco Corp.                                                           13             365


GAS - 4.6%
  NiSource Inc.                                                                18             364


INSURANCE - 4.8%
  Jefferson-Pilot Corp. (e)                                                     6             375


OIL & GAS - 10.9%
  Chevron Corp.                                                                 7             382
  Marathon Oil Corp.                                                            6             468
                                                                                              850
PHARMACEUTICALS - 5.1%
  Pfizer Inc.                                                                  16             400


TELECOMMUNICATIONS - 4.9%
  Alltel Corp.                                                                  6             384

  Total Common Stocks (cost $7,678)                                                         7,718

SHORT TERM INVESTMENTS - 2.1%
MONEY MARKET FUNDS - 2.1%
  JNL Money Market Fund, 4.62% (a) (d)                                        167             167

  Total Short Term Investments (cost $167)                                                    167

TOTAL INVESTMENTS - 100.8% (COST $7,845)                                                    7,885

OTHER ASSETS AND LIABILITIES, NET -  (0.8%)                                                  (62)

TOTAL NET ASSETS - 100%                                                                    $7,823

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)
COMMON STOCKS - 99.6%
AIRLINES - 6.1%
  Cathay Pacific Airways Ltd.                                                 822          $1,441


AUTO MANUFACTURERS - 6.7%
  General Motors Corp. (c)                                                     74           1,574


AUTO PARTS & EQUIPMENT - 7.2%
  GKN Plc                                                                     291           1,679


BANKS - 6.4%
  BOC Hong Kong Holdings Ltd.                                                 748           1,504

FOOD - 6.4%
  Compass Group Plc                                                           380           1,506


HOLDING COMPANIES - DIVERSIFIED - 6.6%
  Citic Pacific Ltd.                                                          520           1,562


INSURANCE - 6.8%
  Royal & Sun Alliance Insurance Group                                        666           1,593


PHARMACEUTICALS - 13.3%
  Merck & Co. Inc.                                                             45           1,592
  Pfizer Inc.                                                                  62           1,536
                                                                                            3,128
REAL ESTATE - 7.5%
  Hang Lung Properties Ltd.                                                   921           1,751


STORAGE/WAREHOUSING - 6.7%
  COSCO Pacific Ltd.                                                          785           1,568


TELECOMMUNICATIONS - 19.9%
  AT&T Inc.                                                                    59           1,587
  BT Group Plc                                                                376           1,450
  Verizon Communications Inc.                                                  48           1,625
                                                                                            4,662
WIRELESS TELECOMMUNICATIONS - 6.0%
  Vodafone Group Plc                                                          667           1,397

  Total Common Stocks (cost $21,744)                                                       23,365

SHORT TERM INVESTMENTS - 11.2%
MONEY MARKET FUNDS - 0.3%
  JNL Money Market Fund, 4.62% (a) (d)                                         63              63


SECURITIES LENDING COLLATERAL - 10.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                    2,561           2,561

  Total Short Term Investments (cost $2,624)                                                2,624

TOTAL INVESTMENTS - 110.8% (COST $24,368)                                                  25,989

OTHER ASSETS AND LIABILITIES, NET -  (10.8%)                                              (2,531)

TOTAL NET ASSETS - 100%                                                                   $23,458

JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)
COMMON STOCKS - 95.2%
BIOTECHNOLOGY - 22.5%
  Amgen Inc. (b)                                                                6            $406


COMPUTERS - 16.6%
  Apple Computer Inc. (b)                                                       4             257
  SanDisk Corp. (b)                                                             1              45
                                                                                              302
INTERNET - 22.8%
  Google Inc. - Class A (b)                                                     1             415


OIL & GAS - 1.5%
  Patterson-UTI Energy Inc.                                                     1              27


PHARMACEUTICALS - 11.4%
  Express Scripts Inc. (b)                                                      1              66
  Gilead Sciences Inc. (b)                                                      2             141
                                                                                              207
SEMICONDUCTORS - 4.3%
  Lam Research Corp. (b)                                                        1              29
  Nvidia Corp. (b)                                                              1              49
                                                                                               78
SOFTWARE - 11.1%
  Adobe Systems Inc. (b)                                                        2              79
  Autodesk Inc. (b)                                                             1              43
  Citrix Systems Inc. (b)                                                       1              32
  Intuit Inc. (b)                                                               1              48
                                                                                              202
TRANSPORTATION - 2.5%
  CH Robinson Worldwide Inc.                                                    1              45


WIRELESS TELECOMMUNICATIONS - 2.5%
  NII Holdings Inc. - Class B (b)                                               1              45

  Total Common Stocks (cost $1,798)                                                         1,727

SHORT TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
  JNL Money Market Fund, 4.62% (a) (d)                                         24              24

  Total Short Term Investments (cost $24)                                                      24

TOTAL INVESTMENTS - 96.5% (COST $1,822)                                                     1,751

OTHER ASSETS AND LIABILITIES, NET - 3.5%                                                       64

TOTAL NET ASSETS - 100%                                                                    $1,815

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.2%
  AAR Corp. (b)                                                                15            $433


APPAREL - 1.1%
  Steven Madden Ltd. (b)                                                        6             224


BUILDING MATERIALS - 1.7%
  Drew Industries Inc. (b)                                                     10             343


COMMERCIAL SERVICES - 3.6%
  Chemed Corp.                                                                 12             704


COMPUTERS - 6.6%
  Electronics for Imaging (b)                                                  25             707
  M-Systems Flash Disk Pioneers (b) (c)                                        17             435
  Sigma Designs Inc. (b)                                                       10             145
                                                                                            1,287
DISTRIBUTION & WHOLESALE - 6.6%
  LKQ Corp. (b)                                                                23             485
  Watsco Inc.                                                                  11             768
                                                                                            1,253
ELECTRONICS - 1.9%
  American Science & Engineering Inc. (b)                                       4             371


ENGINEERING & CONSTRUCTION - 3.6%
  EMCOR Group Inc. (b)                                                         14             711


HEALTHCARE PRODUCTS - 2.8%
  ICU Medical Inc. (b)                                                          6             231
  Meridian Bioscience Inc.                                                     12             323
                                                                                              554
INSURANCE - 2.5%
  Argonaut Group Inc. (b)                                                      14             495


INTERNET - 2.9%
  Digital Insight Corp. (b)                                                    16             577


IRON & STEEL - 1.6%
  Ryerson Inc.                                                                 12             313


LODGING - 3.6%
  Orient-Express Hotels Ltd.                                                   18             710


OIL & GAS - 17.5%
  Atlas America Inc. (b)                                                        9             440
  Atwood Oceanics Inc. (b)                                                      7             715
  Edge Petroleum Corp. (b)                                                      8             197
  Goodrich Petroleum Corp. (b)                                                 11             308
  KCS Energy Inc. (b)                                                          23             601
  PetroHawk Energy Corp. (b)                                                   34             463
  Petroquest Energy Inc. (b)                                                   22             219
  Swift Energy Co. (b)                                                         13             494
                                                                                            3,437
OIL & GAS SERVICES - 18.6%
  Core Laboratories NV (b)                                                     12             568
  Lone Star Technologies Inc. (b)                                              14             780
  Oil States International Inc. (b)                                            23             832
  Tetra Technologies Inc. (b)                                                  16             752
  Veritas DGC Inc. (b)                                                         16             724
                                                                                            3,656
PHARMACEUTICALS - 3.9%
  Bentley Pharmaceuticals Inc. (b)                                             10             132
  HealthExtras Inc. (b)                                                        18             641
                                                                                              773
RETAIL - 13.8%
  Hibbett Sporting Goods Inc. (b)                                              16             542
  JOS A Bank Clothiers Inc. (b)                                                 8             378
  Pantry Inc. (b)                                                              10             641
  Papa John's International Inc. (b)                                           15             505
  Select Comfort Corp. (b)                                                     16             640
                                                                                            2,706
SEMICONDUCTORS - 1.3%
  Standard Microsystems Corp. (b)                                              10             250


SOFTWARE - 3.8%
  THQ Inc. (b)                                                                 29             750

  Total Common Stocks (cost $17,728)                                                       19,547

SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 0.4%
  JNL Money Market Fund, 4.62% (a) (d)                                         77              77


SECURITIES LENDING COLLATERAL - 2.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                      439             439

  Total Short Term Investments (cost $516)                                                    516

TOTAL INVESTMENTS - 102.2% (COST $18,244)                                                  20,063

OTHER ASSETS AND LIABILITIES, NET -  (2.2%)                                                 (438)

TOTAL NET ASSETS - 100%                                                                   $19,625

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND (NY)
COMMON STOCKS - 99.8%
COMMERCIAL SERVICES - 9.0%
  McKesson Corp.                                                               50          $2,629


DIVERSIFIED FINANCIAL SERVICES - 10.0%
  Lehman Brothers Holdings Inc.                                                20           2,930


HEALTHCARE SERVICES - 9.2%
  Aetna Inc.                                                                   55           2,708


INSURANCE - 10.2%
  AON Corp.                                                                    72           3,005


OIL & GAS - 31.3%
  Amerada Hess Corp. (c)                                                       21           2,923
  Marathon Oil Corp.                                                           43           3,251
  Valero Energy Corp.                                                          50           3,015
                                                                                            9,189
OIL & GAS SERVICES - 10.4%
  Halliburton Co.                                                              42           3,067


PHARMACEUTICALS - 9.3%
  Express Scripts Inc. (b) (c)                                                 31           2,729


TRANSPORTATION - 10.4%
  Burlington Northern Santa Fe Corp.                                           37           3,061

  Total Common Stocks (cost $24,712)                                                       29,318

SHORT TERM INVESTMENTS - 3.9%
MONEY MARKET FUNDS - 0.3%
  JNL Money Market Fund, 4.62% (a) (d)                                         93              93


SECURITIES LENDING COLLATERAL - 3.6%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                    1,050           1,050

  Total Short Term Investments (cost $1,143)                                                1,143

TOTAL INVESTMENTS - 103.7% (COST $25,855)                                                  30,461

OTHER ASSETS AND LIABILITIES, NET -  (3.7%)                                               (1,093)

TOTAL NET ASSETS - 100%                                                                   $29,368

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)
COMMON STOCKS - 99.4%
APPAREL - 1.1%
  Guess ? Inc. (b)                                                             12            $471


COAL - 8.5%
  Arch Coal Inc.                                                               13           1,008
  Peabody Energy Corp.                                                         54           2,734
                                                                                            3,742
COMPUTERS - 27.0%
  Apple Computer Inc. (b)                                                     149           9,368
  Intergraph Corp. (b)                                                          9             355
  SanDisk Corp. (b)                                                            38           2,186
                                                                                           11,909
DISTRIBUTION & WHOLESALE - 1.2%
  Watsco Inc.                                                                   7             512


ELECTRONICS - 1.6%
  Plexus Corp. (b)                                                             19             710


ENGINEERING & CONSTRUCTION - 1.8%
  McDermott International Inc. (b)                                             15             800


HEALTHCARE PRODUCTS - 1.0%
  LCA-Vision Inc.                                                               9             451


INSURANCE - 3.5%
  WR Berkley Corp.                                                             26           1,523


MACHINERY - 4.9%
  JLG Industries Inc.                                                          21             656
  Joy Global Inc.                                                              25           1,499
                                                                                            2,155
OIL & GAS - 23.5%
  Chesapeake Enegy Corp. (c)                                                   76           2,374
  EOG Resources Inc.                                                           50           3,588
  Southwestern Energy Co. (b)                                                  35           1,111
  XTO Energy Inc.                                                              75           3,266
                                                                                           10,339
OIL & GAS SERVICES - 6.6%
  BJ Services Co.                                                              67           2,304
  Helix Energy Solutions Group Inc. (b)                                        16             610
                                                                                            2,914
PHARMACEUTICALS - 7.8%
  Biovail Corp.                                                                33             804
  Express Scripts Inc. (b)                                                     30           2,641
                                                                                            3,445
RETAIL - 4.6%
  Chico's FAS Inc. (b) (c)                                                     37           1,513
  Dress Barn Inc. (b)                                                          11             529
                                                                                            2,042
SEMICONDUCTORS - 4.6%
  Nvidia Corp. (b)                                                             35           2,017


SOFTWARE - 1.7%
  Cerner Corp. (b) (c)                                                         16             753

  Total Common Stocks (cost $41,020)                                                       43,783

SHORT TERM INVESTMENTS - 7.2%
Money Market Funds - 0.2%
  JNL Money Market Fund, 4.62% (a) (d)                                         94              94


SECURITIES LENDING COLLATERAL - 7.0%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                    3,101           3,101

  Total Short Term Investments (cost $3,195)                                                3,195

TOTAL INVESTMENTS - 106.6% (COST $44,215)                                                  46,978

OTHER ASSETS AND LIABILITIES, NET -  (6.6%)                                               (2,896)

TOTAL NET ASSETS - 100%                                                                   $44,082




Notes to the Schedules of Investments:
(a)      Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of March 31, 2006.
(b)      Non-income producing security.
(c)      All or portion of the security has been loaned.
(d)      Investments in affiliates.  See Note 3 in the Notes to the Financial Statements.
(e)      Security fair valued in good faith in accordance with procedures established by the Board of Managers.




Summary of Investments by Country:
                                    JNL/Mellon Capital
                                       Management
                                     Global 15 Fund (NY)

Hong Kong                                 33.4 %
United Kingdom                            32.6
United States                             34.0
Total Investments                        100.0 %



Readers should review the annual or semi-annual report filed with the Securities
& Exchange Commission which contains additional information.

ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 22, 2006


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 22, 2006


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 22, 2006